Lease financing	6 Months Ended
Jun. 30, 2022
Lease Financing
Lease financing

6.               Lease financing:

Details of the Company’s lease financings are discussed in Note 6 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report and are supplemented by the below new activities during the six-month period ended June 30, 2022.

On May 24, 2022, the Company repaid the outstanding amounts of $83,570 under the lease agreements of the Eneti Acquisition Vessels. The Company replenished the funds used in June for the prepayment of the outstanding lease amounts of the aforementioned vessels with the proceeds received under the amended and restated facility (the ING $310,600 Facility) with ING Bank N.V., London Branch (“ING”) (Note 7).

In addition in June 2022, the Company repaid the outstanding amounts of $69,899 under the lease agreements with CMBL for the vessels Laura, Idee Fixe, Roberta, Kaley, Diva, Star Sirius and Star Vega. The outstanding lease amount of the vessel Star Vega was also refinanced by the ING $310,600 Facility (Note 7) and the outstanding lease amounts of the remaining vessels, except for Diva, were refinanced from proceeds received under a new facility with Citibank, N.A., London Branch (“Citi”) (Note 14).

All of the Company’s lease financings bear interest at LIBOR plus a margin. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the unaudited interim condensed consolidated income statements (Note 7).

Some of the Company’s lease financings contain financial and other covenants similar to those included in its credit facilities, as described in Note 7 below and in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report, with which, as of June 30, 2022, the Company was in compliance (Note 7).

The principal payments required to be made after June 30, 2022, for the Company’s outstanding finance lease obligations recognized on the balance sheet, as of that date, after giving effect to the refinancing arrangements discussed in Note 14, to the extent applicable are as follows:

Twelve month periods ending	Amount
June 30, 2023	$29,805
June 30, 2024	22,998
June 30, 2025	22,997
June 30, 2026	30,214
June 30, 2027	37,765
June 30, 2028 and thereafter	135,764
Total bareboat lease minimum payments	$279,543
Unamortized lease issuance costs	(3,558)
Total bareboat lease minimum payments, net	$275,985
Lease financing short term	29,805
Lease financing long term, net of unamortized lease issuance costs	246,180